UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 0.5%
381,830		Harvey Norman Holdings Ltd.	$1,124,017	0.5

		Austria: 0.4%
11,964		Lenzing AG	934,931	0.4

		Belgium: 0.5%
30,154		Proximus	994,955	0.5

		Canada: 2.3%
121,755	@	Toronto Dominion Bank	4,972,494	2.3

		Finland: 0.5%
21,809		Sampo OYJ	1,080,299	0.5

		France: 3.6%
42,919		AXA S.A.	1,159,700	0.5
17,332		BNP Paribas	1,026,135	0.5
71,091		Vinci S.A.	4,618,145	2.1
45,044		Vivendi	946,173	0.5
			7,750,153	3.6

		Germany: 3.9%
24,323		Muenchener Rueckversicherungs-Gesellschaft AG	4,890,937	2.2
49,528		ProSiebenSat.1 Media AG	2,595,489	1.2
12,359		RTL Group SA	1,074,595	0.5
			8,561,021	3.9

		Hong Kong: 3.0%
464,000		Hang Lung Properties Ltd.	1,087,488	0.5
4,585,000	#	HK Electric Investments and HK Electric Investments Ltd.	3,652,814	1.7
1,218,000		SmarTone Telecommunications Holding Ltd.	1,806,278	0.8
			6,546,580	3.0

		Italy: 1.0%
304,782		Intesa Sanpaolo SpA - ISP	1,044,458	0.5
336,203		Intesa Sanpaolo SpA - ISPR	1,055,637	0.5
			2,100,095	1.0

		Japan: 8.5%
12,500		East Japan Railway Co.	1,180,802	0.5
90,500		Itochu Corp.	1,102,453	0.5
119,100		Japan Airlines Co. Ltd.	4,069,586	1.9
758,200		Resona Holdings, Inc.	3,700,703	1.7
94,300		Sumitomo Mitsui Financial Group, Inc.	3,599,332	1.6
17,000		Tadano Ltd.	219,970	0.1
2,214,000		Ube Industries Ltd	4,709,698	2.2
			18,582,544	8.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: 0.4%
411,100		MISC Bhd	$891,993	0.4

		Mexico: 0.4%
370,114		Kimberly-Clark de Mexico SA de CV	874,704	0.4

		Netherlands: 1.1%
174,477		BinckBank NV	1,525,765	0.7
35,602		Royal Dutch Shell PLC	885,919	0.4
			2,411,684	1.1

		Singapore: 0.5%
808,900		CapitaMall Trust	1,090,242	0.5

		South Korea: 0.7%
1,423		Samsung Electronics Co., Ltd.	1,575,180	0.7

		Switzerland: 4.8%
31,880		Actelion Ltd. - Reg	4,472,324	2.0
10,143		Partners Group	3,662,677	1.7
3,336		Syngenta AG	1,228,649	0.6
52,590		UBS Group AG	1,008,811	0.5
			10,372,461	4.8

		Taiwan: 1.0%
97,612	@	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	2,221,649	1.0

		United Kingdom: 8.9%
16,654		AstraZeneca PLC	1,130,028	0.5
147,590		Aviva PLC	1,136,974	0.5
144,830		Barratt Developments PLC	1,310,118	0.6
89,298		British American Tobacco PLC	5,196,670	2.4
86,374		Imperial Tobacco Group PLC	4,665,383	2.2
263,618		John Wood Group PLC	2,216,148	1.0
44,000		Persimmon PLC	1,268,295	0.6
16,095		Shire PLC	1,120,483	0.5
464,562		Taylor Wimpey PLC	1,360,827	0.6
			19,404,926	8.9

		United States: 54.6%
201,744		AES Corp.	2,015,423	0.9
3,341		Alphabet, Inc.	2,548,682	1.2
20,607		Altria Group, Inc.	1,186,963	0.5
24,054		American Electric Power Co., Inc.	1,347,265	0.6
75,102		Apple, Inc.	8,884,567	4.1
29,120		Best Buy Co., Inc.	925,434	0.4
39,890		CA, Inc.	1,121,308	0.5
22,426		Campbell Soup Co.	1,171,534	0.5
42,119		Cisco Systems, Inc.	1,147,743	0.5
91,842		Citigroup, Inc.	4,967,734	2.3
14,577		Comcast Corp. – Class A	887,156	0.4
8,523		CVS Health Corp.	801,929	0.4
89,307		Delta Airlines, Inc.	4,149,203	1.9
11,178		Deluxe Corp.	655,590	0.3
14,154		Dr Pepper Snapple Group, Inc.	1,270,321	0.6

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
11,092		Equifax, Inc.	$1,236,758	0.6
61,395		Foot Locker, Inc.	3,990,675	1.8
58,647		Ford Motor Co.	840,411	0.4
67,319		GameStop Corp.	2,358,185	1.1
33,576		Gap, Inc.	897,486	0.4
44,504		General Electric Co.	1,332,450	0.6
23,969		General Motors Co.	867,678	0.4
51,432		Gilead Sciences, Inc.	5,449,735	2.5
23,150		Greenbrier Cos., Inc.	784,322	0.4
19,711		Harley-Davidson, Inc.	964,262	0.4
40,080	@	Hewlett Packard Enterprise Co.	595,589	0.3
23,227		HollyFrontier Corp.	1,116,754	0.5
49,775		Host Hotels & Resorts, Inc.	826,265	0.4
40,080		HP, Inc.	502,603	0.2
44,513	@	Huron Consulting Group, Inc.	2,582,199	1.2
7,533		International Business Machines Corp.	1,050,251	0.5
86,337		Intel Corp.	3,001,937	1.4
10,049		International Flavors & Fragrances, Inc.	1,205,980	0.6
41,915		Interpublic Group of Cos., Inc.	964,045	0.4
11,847		Johnson & Johnson	1,199,390	0.6
30,955		Juniper Networks, Inc.	932,674	0.4
22,999		Kroger Co.	866,142	0.4
17,652		Marathon Petroleum Corp.	1,031,053	0.5
102,053		Merck & Co., Inc.	5,409,830	2.5
94,348		Metlife, Inc.	4,820,239	2.2
90,139		Mosaic Co.	2,851,998	1.3
28,159		National Oilwell Varco, Inc.	1,051,457	0.5
26,327		NetApp, Inc.	807,186	0.4
16,292		Omnicom Group, Inc.	1,204,305	0.6
168,003		Pfizer, Inc.	5,505,458	2.5
33,897		Philip Morris International, Inc.	2,962,259	1.4
133,746		PPL Corp.	4,552,714	2.1
10,272		Qualcomm, Inc.	501,171	0.2
20,388		Scripps Networks Interactive - Class A	1,158,038	0.5
26,042		Seagate Technology	935,949	0.4
20,394		Tesoro Corp.	2,348,777	1.1
19,124		Torchmark Corp.	1,159,297	0.5
93,134		Tyco International Plc	3,288,562	1.5
11,895		United Technologies Corp.	1,142,515	0.5
26,727		US Bancorp	1,173,048	0.5
64,656		Valero Energy Corp.	4,646,180	2.1
75,394		Welltower, Inc.	4,764,147	2.2
59,932		Western Union Co.	1,130,318	0.5
			119,091,144	54.6

	Total Common Stock
	(Cost $202,225,883)		210,581,072	96.6
Shares		Value	Percentage of Net Assets
	Assets in Excess of Other Liabilities	7,364,707	3.4
	Net Assets	$217,945,779	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $202,225,890.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,564,361
Gross Unrealized Depreciation	(6,209,179)

Net Unrealized Appreciation	$8,355,182

Sector Diversification	Percentage of Net Assets
Financials	22.8%
Industrials	12.5
Information Technology	12.3
Health Care	11.1
Consumer Discretionary	10.8
Consumer Staples	8.8
Energy	6.1
Utilities	5.3
Materials	5.1
Telecommunication Services	1.8
Assets in Excess of Other Liabilities	3.4
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,124,017	$–	$1,124,017
Austria	–	934,931	–	934,931
Belgium	–	994,955	–	994,955
Canada	4,972,494	–	–	4,972,494
Finland	–	1,080,299	–	1,080,299
France	–	7,750,153	–	7,750,153
Germany	–	8,561,021	–	8,561,021
Hong Kong	–	6,546,580	–	6,546,580
Italy	–	2,100,095	–	2,100,095
Japan	–	18,582,544	–	18,582,544
Malaysia	–	891,993	–	891,993
Mexico	874,704	–	–	874,704
Netherlands	–	2,411,684	–	2,411,684
Singapore	–	1,090,242	–	1,090,242
South Korea	–	1,575,180	–	1,575,180
Switzerland	–	10,372,461	–	10,372,461
Taiwan	2,221,649	–	–	2,221,649
United Kingdom	–	19,404,926	–	19,404,926
United States	119,091,144	–	–	119,091,144
Total Common Stock	127,159,991	83,421,081	–	210,581,072
Total Investments, at fair value	$127,159,991	$83,421,081	$–	$210,581,072
Other Financial Instruments+
Forward Foreign Currency Contracts	–	287,790	–	287,790
Futures	7,218	–	–	7,218
Total Assets	$127,167,209	$83,708,871	$–	$210,876,080
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1)	$–	$(1)
Futures	(167,061)	–	–	(167,061)
Written Options	–	(1,616,273)	–	(1,616,273)
Total Liabilities	$(167,061)	$(1,616,274)	$–	$(1,783,335)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2015, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Hong Kong Sar Dollar	51,231,125	Sell	12/30/15	$6,610,901	$6,608,393	$2,508
The Royal Bank of Scotland PLC	Swiss Franc	10,602,970	Sell	12/30/15	10,362,670	10,331,994	30,676
The Royal Bank of Scotland PLC	Japanese Yen	2,333,847,732	Sell	12/30/15	19,049,672	18,981,921	67,751
The Royal Bank of Scotland PLC	British Pound	12,970,430	Sell	12/30/15	19,606,452	19,537,958	68,494
The Royal Bank of Scotland PLC	EU Euro	22,448,889	Sell	12/30/15	23,840,922	23,742,643	98,279

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)(Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
BNP Paribas Bank	Canadian Dollar	6,614,949	Sell	12/30/15	$4,973,362	$4,953,280	$20,082
The Royal Bank of Scotland PLC	EU Euro	12,031	Sell	12/30/15	12,724	12,725	(1)
							$287,789

At November 30, 2015, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
EURO STOXX 50®	(43)	12/18/15	$(1,592,374)	$876
FTSE 100 Index	(17)	12/18/15	(1,626,467)	6,342
Nikkei 225 Index	(25)	12/10/15	(2,007,514)	(84,859)
S&P 500 E-Mini	(18)	12/18/15	(1,871,820)	(82,202)
			$(7,098,175)	$(159,843)

At November 30, 2015, the following over-the-counter written options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,200	BNP Paribas Bank	Call on EURO STOXX 50® Index	3,326.830	EUR	12/04/15	$88,845	$(231,355)
1,200	BNP Paribas Bank	Call on EURO STOXX 50® Index	3,525.675	EUR	12/18/15	76,355	(78,397)
1,200	Morgan Stanley	Call on EURO STOXX 50® Index	3,510.840	EUR	01/08/16	81,787	(117,283)
700	Barclays Bank PLC	Call on FTSE 100 Index	6,408.288	GBP	01/18/16	97,652	(105,158)
700	BNP Paribas Bank	Call on FTSE 100 Index	6,414.876	GBP	12/18/15	79,558	(66,501)
700	BNP Paribas Bank	Call on FTSE 100 Index	6,431.292	GBP	12/04/15	95,976	(18,868)
23,400	BNP Paribas Bank	Call on Nikkei 225 Index	19,606.130	JPY	12/18/15	66,912	(80,372)
22,500	Citigroup, Inc.	Call on Nikkei 225 Index	20,258.200	JPY	01/08/16	64,485	(45,528)
25,500	Morgan Stanley	Call on Nikkei 225 Index	18,755.280	JPY	12/04/15	90,111	(207,408)
10,000	Citigroup, Inc.	Call on S&P 500 Index	2,117.360	USD	12/18/15	234,332	(102,140)
10,100	Citigroup, Inc.	Call on S&P 500 Index	2,119.160	USD	01/08/16	272,697	(180,418)
10,400	Morgan Stanley	Call on S&P 500 Index	2,047.010	USD	12/04/15	279,234	(382,845)
		Total Written OTC Options				$1,527,944	$(1,616,273)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)(Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$287,790
Equity contracts	Futures contracts	7,218
Total Asset Derivatives		$295,008

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1
Equity contracts	Futures contracts	167,061
Equity contracts	Written options	1,616,273
Total Liability Derivatives		$1,783,335

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Morgan Stanley	The Royal Bank of Scotland Group PLC	Totals
Assets:
Forward foreign currency contracts	$2,508	$20,082	$-	$-	$265,200	$287,790
Total Assets	$2,508	$20,082	$-	$-	$265,200	$287,790

Liabilities:
Forward foreign currency contracts	$-	$-	$-	$-	$1	$1
Written options	105,158	475,493	328,086	707,536	-	1,616,273
Total Liabilities	$105,158	$475,493	$328,086	$707,536	$1	$1,616,274

Net OTC derivative instruments by counterparty, at fair value	$(102,650)	$(455,411)	$(328,086)	$(707,536)	$265,199	(1,328,484)

Total collateral pledged by the Fund/(Received from counterparty)	$180,000	$(610,000)	$-	$820,000	$(720,000)	$(330,000)

Net Exposure(1)	$77,350	$(1,065,411)	$(328,086)	$112,464	$(454,801)	$(1,658,484)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016